Share-Based Compensation - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Number of Shares Authorized | shares	145,696,410
Share-based Payment Award, contractual term	10 years
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 177,224
Share based payment arrangement nonvested award cost not yet recognized period for recognition	3 years 2 months 8 days
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Four Years Thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Award Vesting Rights, Percentage	25.00%
Award Vesting Period	4 years
Share-based Payment Arrangement, Option | Vested on Each Anniversary Of The Vesting Commencement Date For Two Years Thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Award Vesting Rights, Percentage	50.00%
Award Vesting Period	2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Payment Award, Award Vesting Rights, Percentage	25.00%
Award Vesting Period	4 years
Share based payment arrangement nonvested award cost not yet recognized period for recognition	3 years 10 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Description	One RSU represents a right relating to one Class A ordinary share
Share based payment arrangement nonvested award excluding option cost not yet recognized amount	$ 65,995